Note 5	6 Months Ended
Jun. 30, 2022
Operating Segments Reporting [Abstract]
Disclosure of operating segments [text block]	Operating segment reporting
Operating segment reporting represents a basic tool in the oversight and management of the BBVA Group’s various activities. In preparing the information by operating segment, the starting point is the lowest-level units, which are aggregated in accordance with the organizational structure determined by the Group's Management to create higher-level units and, finally, the reportable operating segments themselves.
As of June 30, 2022, the structure of the information by operating segments reported by the BBVA Group remains the same as that of the closing of 2021 financial year.
The BBVA Group's operating segments and the agreements reached are summarized below:
• Spain
Includes mainly the banking and insurance business that the Group carries out in Spain, including the proportional share of results of the new company that emerged from the bancassurance agreement reached with Allianz at the end of 2020.
• Mexico
Includes banking and insurance businesses in this country as well as the activity that BBVA Mexico carries out through its branch in Houston.
•Turkey
Reports the activity of Garanti BBVA group that is mainly carried out in this country and, to a lesser extent, in Romania and the Netherlands.
•South America
Mainly includes the banking and insurance activity carried out in the region.
• Rest of Business
Mainly incorporates the wholesale activity carried out in Europe (excluding Spain), and the United States, as well as the banking business developed through the BBVA branches located in Asia.
The Corporate Center performs centralized Group functions, including: the costs of the head offices with a corporate function, management of structural exchange rate positions; portfolios whose management is not linked to customer relationships, such as financial and industrial holdings; stakes in Funds & Investment Vehicles in tech companies; certain tax assets and liabilities; funds for employee commitments; goodwill and other intangible assets, as well as the financing of such portfolios and assets. Additionally, the results obtained by the Group's businesses in the United States until the sale to PNC on June 1, 2021 (see Note 20), are presented in a single line under the heading "Profit (loss) after tax from discontinued operations" in the condensed consolidated income statement.
Finally, the costs related to the Banco Bilbao Vizcaya Argentaria, S.A. restructuring process carried out in Spain in 2021 are included in this aggregated area and are registered in the line "Provisions" (see Note 23) and for the six months ended June 30, 2021 in the lines "Provisions or reversal of provisions", "Impairment or reversal of impairment on non-financial assets" and "Gains (losses) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations", respectively (see Notes 40, 42 and 43).
The breakdown of the BBVA Group’s total assets by operating segments as of June 30, 2022 and December 31, 2021, is as follows:

Total Group assets by operating segments (Millions of Euros)
	June 2022	December 2021 (*)
Spain	432,012	413,430
Mexico	140,360	118,106
Turkey	64,101	56,245
South America	66,343	56,124
Rest of Business	46,176	40,328
Subtotal assets by operating segments	748,991	684,233
Corporate Center and adjustments	(33,698)	(21,348)
Total assets BBVA Group	715,294	662,885
(*) In the first quarter of 2022 the Group changed the allocation criteria for certain expenses related to global technology projects between the Corporate Center and the business areas, therefore, to ensure that year-on-year comparisons are homogeneous, the figures corresponding to the financial year 2021 have been revised, which has not affected the consolidated financial information of the Group. Also in the first quarter of 2022, an equity team from the Global Markets unit was transferred from Spain to New York, with the corresponding transfer of the costs associated with this reallocation from Spain to Rest of Business.
The following table sets forth the attributable profit and main margins of the condensed consolidated income statement by operating segment and the Corporate Center for the six months ended June 30, 2022 and 2021:

Main margins and profit by operating segments (Millions of Euros)
	Operating Segments
	BBVA Group	Spain	Mexico	Turkey	South America	Rest of Business	Corporate Center and adjustments (**)
June 2022
Net interest income	8,551	1,763	3,684	1,163	1,849	155	(64)
Gross income	11,509	3,069	4,887	1,342	1,975	384	(147)
Operating profit /(loss) before tax	4,787	1,414	2,502	637	738	162	(667)
Attributable profit (loss)	3,001	808	1,821	62	413	128	(230)
June 2021 (*)
Net interest income	6,955	1,761	2,771	1,036	1,328	141	(82)
Gross income	10,259	3,035	3,604	1,571	1,480	422	146
Operating profit /(loss) before tax	2,889	985	1,593	952	414	205	(1,259)
Attributable profit (loss)	1,911	725	1,119	384	210	159	(687)
(*) In the first quarter of 2022 the Group changed the allocation criteria for certain expenses related to global technology projects between the Corporate Center and the business areas, therefore, to ensure that year-on-year comparisons are homogeneous, the figures corresponding to the financial year 2021 have been revised, which has not affected the consolidated financial information of the Group. Also in the first quarter of 2022, an equity team from the Global Markets unit was transferred from Spain to New York, with the corresponding transfer of the costs associated with this reallocation from Spain to Rest of Business.
(**) Corresponds to the impact gross of taxes for the purchase of Tree Inversiones Inmobiliarias SOCIMI, S.A.U. (Tree) to Merlin Properties SOCIMI, S.A. (see Note 16).